Share capital (Details 2) - GBP (£) £ / shares in Units, £ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Beginning balance, shares		5,417,137	4,923,420	3,153,694
Exercise of warrants			1	15,340
Exercise of warrants, share price			£ 200.000	£ 5.960
Consideration for Exercise of warrants				£ 91
Placing				1,754,386
Placing, share price				£ 5.700
Consideration for Placing				£ 10,000
Share issue to SIPP trustee			1,250
Share issue to SIPP trustee, share price			£ 0.001
Consideration Share issue to SIPP trustee
Registered Direct Offering			492,466
Registered Direct Offering Share Price			£ 0.666
Consideration for Registered Direct Offering			£ 321
Shares issued on purchase Intangible asset		323,684,800
Shares issued on purchase Intangible asset, per share		£ 0.0040
Consideration for Shares issued on purchase Intangible asset		£ 1,279
Registered Offering		485,391,200
Registered Offering, per share		£ 0.0040
Consideration for Registered Offering		£ 1,918
Ending balance, shares		1,189,577,722	5,417,137	4,923,420
A Deferred Shares [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, shares		1,000,001	1,000,001	1,000,001
Ending balance, shares		1,000,001	1,000,001	1,000,001
B Deferred Shares [Member]
IfrsStatementLineItems [Line Items]
Registered Direct Offering	[1]		276,697,310
Registered Direct Offering Share Price	[1]		£ 0.0097
Consideration for Registered Direct Offering	[1]		£ 2,690
Private Placements	[1]		98,387,275
Private Placements, per share	[1]		£ 0.0505
Consideration for Private Placements	[1]		£ 4,967
Share sub-division and re-designation		4,063,321,418
Ending balance, shares		4,063,321,418

[1]	Number of shares issued includes exercise of pre-funded warrants and Series A, Series B and Series C warrants that were exercisable on an ‘alternative cashless basis’.